Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts	$ 213	$ 68
Accounts payable	7,109	5,872
Accrued expenses and other current liabilities	168,546	19,802
Deferred revenue-current	21,049	12,089
Amount due to related parties	148	1,025
Income tax payable	6,862	7,312
Current portion of long-term payable	0	460
Deferred revenue-noncurrent	6,762	5,113
Other noncurrent liabilities	0	286
Ordinary shares, Par Value	$ 0.001	$ 0.001
Ordinary shares, Shares Authorized	500,000,000	500,000,000
Common Class A [Member]
Ordinary shares, Par Value	$ 0.001
Ordinary shares, Shares Authorized	378,000,000	378,000,000
Ordinary shares, Shares Issued	123,472,524	109,392,815
Ordinary shares, Shares Outstanding	123,472,524	109,392,815
Common Class B [Member]
Ordinary shares, Par Value	$ 0.001
Ordinary shares, Shares Authorized	122,000,000	122,000,000
Ordinary shares, Shares Issued	60,684,573	69,636,436
Ordinary shares, Shares Outstanding	60,684,573	69,636,436
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable	7,109	5,872
Accrued expenses and other current liabilities	41,488	7,984
Deferred revenue-current	17,520	9,831
Amount due to related parties	148	1,025
Income tax payable	2,710	3,635
Current portion of long-term payable	460	0
Deferred revenue-noncurrent	3,242	1,589
Other noncurrent liabilities	$ 0	$ 286